Commitments and contingencies	3 Months Ended
Mar. 31, 2026
Commitments and contingencies
Commitments and contingencies

10.    Commitments and contingencies

Legal and regulatory matters

The Company is routinely involved in claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. Legal matters that the Company currently deems to be material or noteworthy are described below. The Company records its litigation reserves for certain legal proceedings and regulatory matters to the extent that the Company determines an unfavorable outcome is probable and the amount of loss can be reasonably estimated. For the other matters described below, the Company believes that the loss is not probable and/or the loss or range of possible losses cannot be reasonably estimated at this time. The outcome of litigation and other legal matters is always difficult to predict accurately and outcomes that are not consistent with the Company’s view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

In 2015, the Company self-reported certain conduct in West Africa with a potential nexus to Germany to the German prosecutor in the state of Hesse and continues to cooperate with government authorities in Germany in their review of allegations previously communicated to the Company regarding certain previously-disclosed conduct in countries outside the U.S. that might violate anti-bribery laws. In September 2023, the Hessian prosecutor opened independent disgorgement proceedings against a German subsidiary of the Company relating to the aforementioned conduct.

In 2014, two New York physicians filed under seal a qui tam complaint in the U.S. District Court for the Eastern District of New York (Brooklyn), alleging violations of the False Claims Act relating to FMCH’s vascular access line of business. On October 6, 2015, the U.S. Attorney for the Eastern District of New York (Brooklyn) issued subpoenas to FMCH indicating that its investigation is likely to be related to the two relators’ complaint. FMCH cooperated in the Brooklyn investigation, which was understood to be separate and distinct from settlements entered in 2015 in Connecticut, Florida and Rhode Island of allegations against American Access Care LLC (AAC) following FMCH’s 2011 acquisition of AAC.

On July 12, 2022, after the court denied the USAO’s motions to renew the sealing of the relators’ complaint, the USAO filed a complaint-in-intervention. United States ex rel. Pepe and Sherman v. Fresenius Vascular Care, Inc. et al, 1:14-cv-3505. On October 3, 2023, the states of New York, New Jersey, and Georgia filed a consolidated complaint-in-intervention. The U.S.’s, the three states’, and relators’ complaints each allege that the defendants billed and received government payment for surgery that was not medically necessary. On March 31, 2026, the court allowed the relators’ motion to file a further amended complaint. FMCH is defending the allegations asserted in the litigation now proceeding with the remaining governmental complainants.

On January 3, 2023, FMCH received a subpoena from the Attorney General for the District of Columbia related to the activities of the American Kidney Foundation (AKF) that is grounded in anti-trust concerns, including market allocation within the District of Columbia. FMCH’s relationship with AKF was the subject of a previously reported and resolved investigation by agencies of the U.S. and litigation against UnitedHealthcare Inc. FMCH is cooperating in the District of Columbia investigation.

On February 20, 2023, the Company received a statement of claim via the London Court of International Arbitration from its former distributor in Iraq. The Company terminated the distribution agreement in 2018. The former distributor sought, inter alia, compensation for alleged wrongful termination and “quality issues,” as well as damages for lost profits. The Company denied the allegations and filed a counterclaim for malperformance under the distribution agreement. On October 28, 2025, the arbitral tribunal issued its decision by which it dismissed the distributor’s claims in their entirety, granted the Company’s counterclaims fully, and awarded all the Company’s cost claims. On February 18, 2026, the distributor submitted a motion to a German court to set aside the arbitral award, which the Company has requested the court to dismiss.

On April 5, 2024, FMCH received two civil investigative demands (CIDs) from the U.S. Federal Trade Commission (FTC) indicating it was investigating whether FMCH, among others in the industry, has engaged in unfair or exclusionary conduct in violation of Section 5 of the FTC Act in the acquisition of medical director services or provision of dialysis services. The CIDs indicate they cover the period from January 1, 2016 to the present and generally request information related to FMCH’s dialysis services, including information related to restrictive covenants such as non-competes with physicians. The Company is cooperating with the investigation. On May 2, 2025, the Company received a Florida Antitrust Act CID from the Attorney General of Florida commencing an investigation into possible anticompetitive conduct in connection with the acquisition of medical director services or provisions of dialysis services, which appears similar to the FTC investigation as well as looking at the Company’s business related to hospitals. On December 1, 2025, the Company received a CID from the Attorney General for the State of Washington commencing an investigation into possible anticompetitive conduct in connection with the acquisition of medical director services or provision of dialysis services, which appears similar to the FTC investigation.

On March 24, 2025, FMCH received a CID from the U.S. DOJ concerning an investigation as to whether FMCH’s subsidiary, Azura Vascular Care (Azura), billed for certain intravascular ultrasound procedures that were not medically necessary and were upcoded. FMCH is cooperating with the government in the investigation.

On May 9, 2025, a purported class action was filed against the Company alleging violations of the U.S. antitrust laws including allegations of price fixing and territory allocation. United Food and Commercial Workers Local 1776 and Participating Employers Health and Welfare Fund, et al. v. Fresenius Medical Care AG and Fresenius Medical Care Holdings, Inc., U.S.D.C. Colorado, C.A. No. 1:25-cv-01478. The Company is defending itself in this matter.

On December 18, 2025, the Antimonopoly Committee of Ukraine (AMCU) completed an investigation and ruled that one of the Company’s Ukrainian subsidiaries was allegedly engaged in anti-competitive conduct in connection with certain public tenders. The subsidiary in question represented less than 0.1% of the Company’s total revenue for the year ended December 31, 2025. AMCU imposed a fine of around €543 on the subsidiary and banned it from participation in public tenders for three years. The Company’s Ukrainian subsidiary filed an appeal on March 21, 2026 with the competent local court.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company’s defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other healthcare providers, insurance plans and suppliers, conducts its operations under intense government regulation and scrutiny. The Company must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the marketing and distribution of such products, the operation of manufacturing facilities, laboratories, dialysis clinics and other healthcare facilities, and environmental and occupational health and safety. With respect to its development, manufacture, marketing and distribution of medical products, if such compliance is not maintained, the Company could be subject to significant adverse regulatory actions by the U.S. Food and Drug Administration (FDA) and comparable regulatory authorities outside the U.S. These regulatory actions could include warning letters or other enforcement notices from the FDA, and/or comparable foreign regulatory authority which may require the Company to expend significant time and resources in order to implement appropriate corrective actions. If the Company does not address matters raised in warning letters or other enforcement notices to the satisfaction of the FDA and/or comparable regulatory authorities outside the U.S., these regulatory authorities could take additional actions, including product recalls, injunctions against the distribution of products or operation of manufacturing plants, civil penalties, seizures of the Company’s products and/or criminal prosecution. FMCH completed remediation efforts with respect to a pending FDA warning letter issued in 2011 and is awaiting confirmation whether the letter is now closed. FMCH responded to a second warning letter issued in December 2023 and is engaged with the FDA about continuing remediation efforts under that letter. The Company must also comply with the laws of the U.S., including the federal Anti-Kickback Statute, the federal False Claims Act, the federal Stark Law, the federal Civil Monetary Penalties Law and the federal Foreign Corrupt Practices Act as well as other federal and state fraud and abuse laws. In Germany, where corporations are not subject to criminal law, management boards of companies must ensure business activities comply with the anti-corruption provisions of the criminal code (Strafgesetzbuch), sections 331 et seq.; breaches by individuals exercising commercial activity are subject to prosecution which can result in corporate fines and/or orders for the disgorgement of profit. Applicable laws or regulations may be amended, or enforcement agencies or courts may make new interpretations, such as Executive Order No. 14173 (2025) requiring federal contractors and grantees to certify that they do not operate diversity, equity, and inclusion (DEI) programs violating federal anti-discrimination laws, with knowing submission of false certifications while receiving federal funds subject to possible treble damages under the False Claims Act, and Executive Order No. 14398 (2026) addressing DEI discrimination by federal contractors, that might differ from the Company’s interpretations or the manner in which it conducts its business. In the U.S., enforcement is a high priority for the federal government and some states. In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence whistleblower actions. By virtue of this regulatory environment, the Company’s business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, subpoenas, other inquiries, claims and litigation relating to the Company’s compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of whistleblower actions, which are initially filed under court seal.

The Company operates many facilities and handles the personal data of its patients and beneficiaries throughout the U.S. and other parts of the world and engages with other business associates to help it carry out its healthcare activities. While the Company is committed to training its employees and business associates on applicable laws and procedures, investigating concerns and incidents in a timely manner and taking remedial and corrective action (including disciplinary action) as necessary, in such a widespread, global system it may be difficult to maintain the desired level of oversight and control over the thousands of individuals employed by the Company, its many affiliated companies and its service providers or business associates. The Company recognizes that the laws, regulations and interpretative guidance on data privacy are evolving along with potential litigation and enforcement risks, and it continues to review its processes to adapt to those changes. On occasion, the Company or its business associates may experience a breach under the Health Insurance Portability and Accountability Act Privacy Rule and Security Rules, the EU’s General Data Protection Regulation or other similar laws (Data Protection Laws), which may involve certain impermissible use, access, or disclosure of unsecured personal data pertaining to patients, employees, beneficiaries or others. On those occasions, the Company is committed to compliance with applicable notification and/or reporting requirements and to take appropriate remedial and corrective action, including notification requirements under SEC rules that require public companies to report the occurrence of material cybersecurity incidents. Any such report could trigger litigation arising out of the incident. Cybersecurity incidents involving unauthorized or impermissible access to the Company’s data can also involve encryption or other efforts to deny access to such data and necessitate significant expenditures by the Company to recover or regain access to the data. On September 29, 2023, Cardiovascular Consultants, Ltd. (CCL), a former subsidiary of the Company located in the U.S., became aware that some of its computer systems in the U.S. were affected by a security incident. The Company publicly disclosed information regarding this security breach in a Form 6-K furnished to the SEC, noting that the Company does not expect the incident to have a material impact on its financial condition or results of operations. Subsequently, Fresenius Vascular Care, Inc. d/b/a Azura Vascular Care, a wholly owned subsidiary of the Company located in the U.S., became aware that some of its files had been affected by the same security incident. There are two putative class action lawsuits pending in connection with this incident: one in Arizona state court against CCL (with which four voluntarily dismissed federal purported class actions have been combined) and one in Pennsylvania federal court against Azura (with which two purported class actions filed against Azura were later consolidated). The plaintiffs originally alleged that CCL and Azura breached various duties relating to the safeguarding of confidential patient information and seek injunctive relief requiring that CCL and Azura implement various data protection processes and pay unspecified monetary damages. The court in the CCL lawsuit dismissed nearly all counts against CCL; one negligence claim against CCL survived. The parties in the CCL lawsuit subsequently reached an agreement in principle to settle the lawsuit and the court has preliminarily approved the settlement. The parties in the Azura lawsuit agreed to settle the lawsuit on a class-wide basis, which has been finally approved by the court and the case has been dismissed.

None of the actions has received class certification. Under the Company’s 2023 agreement for the sale of CCL, the Company retains responsibility for defending against the CCL case. The U.S. Department of Health & Human Services, Office of Civil Rights and all state regulatory agencies have closed their investigations and there are no longer any ongoing investigations into this matter.

The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of its employees. On occasion, the Company may identify instances where employees or other agents deliberately, recklessly or inadvertently contravene the Company’s policies or violate applicable law and, in such instances, the Company will take appropriate corrective and/or disciplinary action. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law, the False Claims Act, Data Protection Laws, the Health Information Technology for Economic and Clinical Health Act and the FCPA, among other laws and comparable state laws or laws of other countries.

Physicians, hospitals and other participants in the healthcare industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker’s compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company’s reputation and business.

The Company is subject to ongoing and future tax audits in the U.S., Germany and other jurisdictions in the ordinary course of business. Tax authorities routinely pursue adjustments to the Company’s tax returns and disallowances of claimed tax deductions. When appropriate, the Company defends these adjustments and disallowances and asserts its own claims. A successful tax related claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and results of operations.

The German tax authorities re-qualified dividends received in connection with intercompany mandatorily redeemable preferred shares into fully taxable interest payments for the years 2006 until 2013, which could lead to additional tax payments in the mid-double-digit million range. Additionally, German tax authorities objected to the Company’s tax returns and took the position that income of one of the Company’s finance entities for 2017 and future periods should be subject to German Controlled Foreign Corporation taxation resulting in potential additional income tax payments in the low end of triple-digit millions. In both cases, the Company will take any appropriate legal action to defend its position.

The Company is subject to residual value guarantees in certain lease contracts, primarily real estate contracts, for which it is the lessee in the amount of €1,110,538 and €1,080,041 as of March 31, 2026 and December 31, 2025, respectively. As of March 31, 2026 and December 31, 2025, the estimated fair market value of the underlying leased assets exceeded the related residual value guarantees and, therefore, the Company did not have any risk exposure relating to these guarantees.

Other than those individual contingent liabilities mentioned above, the current estimated amount of the Company’s other known individual contingent liabilities is immaterial.